Contract Balances	3 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Contract Balances

Note 2 – Contract Balances

Contract assets and contract liabilities are as follows:

	September 30, 2020	June 30, 2020
Contract assets	$ 756,800	$ -
Contract liabilities	1,220,761	463,961

For the three months ended September 30, 2020, the Company recognized $54,939 of revenue that was included in contract liabilities as of June 30, 2020.